Segmental Reporting (Tables)	3 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Segment reporting
	March 31, 2021
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$2,081	$44,157	$34,166	$80,404
Assets
Current assets	12,300,829	822,379	10,479,298	23,602,506
Non-current assets	7,081,460	6,169,034	1,658,077	14,908,571
Liabilities
Current liabilities	(8,675,683)	(698,241)	(661,593)	(10,035,517)
Non-current liabilities	(1,055,027)	(1,201,997)	—	(2,257,024)
Intercompany balances	4,273,141	(318,375)	(3,954,766)	—
Net asset position	$13,924,720	$4,772,800	$7,521,016	$26,218,536

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2021
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$14,065,599	$91,729	$—	$—	$14,157,328
Intercompany Service revenue	97,624	802,112	—	(899,736)	—
	14,163,223	893,841	—	(899,736)	14,157,328

Operating expenses
Intercompany service expense	802,112	97,624	—	(899,736)	—
Selling expenses	10,657,764	4,051	—	—	10,661,815
General and administrative expenses	1,687,969	1,264,188	1,193,053	—	4,145,210
	13,147,845	1,365,863	1,193,053	(899,736)	14,807,025

Income (Loss) from operations	1,015,378	(472,022)	(1,193,053)	—	(649,697)

Other (expense) income
Interest expense, net	(2,692)	(3)	(5,154)	—	(7,849)
Amortization of debt discount	—	—	(12,833)	—	(12,833)
Other income	280,882	462	—	—	281,344
Other expense	(24,118)	(2.812)	—	—	(26,930)
Gain on marketable securities	—	—	195,000	—	195,000
Total other (expenses) income	254,072	(2,353)	177,013	—	428,732

(Loss) Income before Income Taxes	1,269,450	(474,375)	(1,016,040)	—	(220,965)
Income tax provision	(393,410)	4,796	—	—	(388,614)
Net (Loss) Income	$876,040	$(469,579)	$(1,016,040)	$—	$(609,579)

The operating assets and liabilities of the reportable segments are as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Total

Purchase of non-current assets	$28,758	$22,534	$—	$51,293
Assets
Current assets	7,928,294	365,476	359,852	8,653,622
Non-current assets	12,633,088	6,514,244	1,279,174	20,426,506
Liabilities
Current liabilities	(5,911,483)	(503,558)	(9,918,078)	(16,333,119)
Non-current liabilities	(1,227,525)	(1,316,117)	—	(2,543,642)
Intercompany balances	6,130,287	227,718	(6,358,005)	—
Net asset position	$19,552,661	$5,287,763	$(14,637,057)	$10,203,367

The segment operating results of the reportable segments are disclosed as follows:

	March 31, 2020
	Betting establishments	Betting platform software and services	All other	Adjustments	Total
Net Gaming Revenue	$10,160,370	$9,804	$—	$—	$10,170,174
Intercompany Service revenue	25,090	799,714	—	(824,804)	—
	10,185,460	809,518	—	(824,804)	10,170,174

Operating expenses
Intercompany service expense	799,714	25,090	—	(824,804)	—
Selling expenses	6,210,347	553,897	—	—	6,764,244
General and administrative expenses	1,245,510	444,538	581,830	—	2,271,878
	8,255,571	1,023,525	581,830	(824,804)	9,036,122

Income (Loss) from operations	1,929,889	(214,007)	(581,830)	—	1,134,052

Other (expense) income
Interest expense, net	(49,349)	3	(90,628)	—	(139,974)
Amortization of debt discount	—	—	(450,229)	—	(450,229)
Gain on marketable securities	—	—	130,000	—	130,000
Other income	11,798	—	—	—	11,798
Total other (expenses) income	(37,551)	3	(410,857)	—	(448,405)

Income (Loss) before Income Taxes	1,892,338	(214,004)	(992,687)	—	685,647
Income tax provision	(545,868)	(5,530)	23,360	—	(528,038)
Net Income (Loss)	$1,346,470	$(219,534)	$(969,327)	$—	$157,609